Fair Value and Fair Value Hierarchy of Financial Instruments - Schedule of Financial Instruments Measured at Fair Value (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Financial Instruments Measured At Fair Value Abstract
Financial assets at FVTPL	$ 467,184	$ 420,544	$ 77,801
Derivative financial instruments	177,450	30,339
Financial assets	644,634	450,883	77,801
Financial liabilities at FVTPL	$ 5,095